AMG Managers Pictet International Fund
AMG Managers Pictet International Fund
INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Managers Pictet International Fund	Class N	Class I	Class Z
Management Fee	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	none	none
Other Expenses	0.33%	0.31%	0.22%
Total Annual Fund Operating Expenses	1.28%	1.01%	0.92%

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Managers Pictet International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	130	406	702	1,545
Class I	103	322	558	1,236
Class Z	94	293	509	1,131

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in equity securities, principally common stocks, of non-U.S. companies. The Fund emphasizes companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index. Companies generally may be considered to have principal activities in a country if they are organized or headquartered in such country or their stock principally trades in markets located in such country. The Fund may invest to a more limited extent in other developed countries such as the United States or Canada. The Fund may also invest in securities of companies that are listed, or whose principal business activities are located in emerging market countries. The Fund may invest in companies of all sizes, including small- and mid-cap companies, and may invest in initial public offerings (“IPOs”).

Pictet Asset Management Limited, the subadviser to the Fund (“PAM” or the “Subadviser”), seeks to build a portfolio of companies that trade below their underlying (“intrinsic”) value at the time of purchase. To identify such stocks, the Subadviser’s investment process utilizes bottom-up fundamental analysis that focuses on future growth in cash generation and cash returns on the capital employed in the business. Because the portfolio is focused on both growth and valuation, the portfolio has Growth at a Reasonable Price (“GARP”) characteristics. The Subadviser calculates an intrinsic value for candidate companies using complimentary long-term forecasting techniques, and to establish an investment thesis with clearly identified investment drivers. The Subadviser builds and maintains a portfolio that seeks to combine high conviction ideas, while diversifying their underlying investment drivers. The Fund’s regional and country allocations, industry sector allocations and market capitalization ranges are a result of the bottom-up selection process, and may result in the Fund holding a substantial amount of assets in a single country or geographic region. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The Subadviser adheres to a structured sell discipline by monitoring performance, target price levels, risk and the overall investment case of the stocks in the portfolio.

As of the date of this Prospectus, countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Focused Investment Risk—to the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

GARP Style Risk— GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

IPO Risk—the prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/18 (Class N)

Best Quarter: 9.79% (1st Quarter 2017) Worst Quarter: -17.45% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - AMG Managers Pictet International Fund	1 Year	Since Inception		Inception Date
Class N	(20.44%)	(0.35%)	[1]	Apr. 14, 2014
Class N | Return After Taxes on Distributions	(22.33%)	(1.41%)	[1]	Apr. 14, 2014
Class N | Return After Taxes on Distributions and Sale of Fund Shares	(10.50%)	(0.31%)	[1]	Apr. 14, 2014
Class N | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(13.79%)	0.65%	[1]	Apr. 14, 2014
Class I	(20.25%)	(0.07%)	[1]	Apr. 14, 2014
Class I | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(13.79%)	0.65%	[1]	Apr. 14, 2014
Class Z	(20.09%)	(13.95%)	[2]	Sep. 29, 2017
Class Z | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(13.79%)	(8.22%)	[2]	Sep. 29, 2017
[1]	Class N, Class I and Index performance shown reflects performance since the inception date of the Fund’s Class N and Class I shares on April 14, 2014.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.